Components of Other Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Foreign currency exchange loss	$ (57)	$ (26)	$ (66)	$ (296)	$ (672)	$ (733)
Other, net	(127)	(79)	(190)	102	382	156
Other expense, net	$ (184)	$ (105)	$ (256)	$ (194)	$ (290)	$ (1,480)